SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Q2), Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expense and Other Assets, Current [Abstract]
Receivables related to warrant conversion	$ 3,956,900	$ 0